Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

5. Cash and Cash equivalents

(1) Cash and cash equivalents as of December 31, 2019 and 2018 consist of the follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Deposits in banks	~~W~~	52,941	~~W~~	48,005
Money market instruments		26,487		38,046
Total	~~W~~	79,428	~~W~~	86,051

(2) The Group does not have any restricted cash and cash equivalents as of December 31, 2019 and 2018.